RISK AND UNCERTAINTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
RISK AND UNCERTAINTIES [Abstract]
RISK AND UNCERTAINTIES

2 - RISK AND UNCERTAINTIES

The Company is subject to a number of risks common to emerging companies in the life sciences industry. Principal among these risks are the uncertainties of the drug development process, technological innovations, dependence on key individuals, development of the same or similar technological innovations by the Company's competitors, protection of proprietary technology, compliance with government regulations and approval requirements, uncertainty of market acceptance of products, product liability, and the need to obtain financing necessary to fund future operations.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has a working capital deficiency of $789,834 and accumulated deficit of $11,908,142 as of June 30, 2014. Additionally, the Company has incurred negative cash flows from operations and net losses to date. The Company is in the process of completing corporate collaborations to gain market acceptance of its technology and increase revenues. The Company completed a reverse merger on July 31, 2014 whereby the Company raised $21.5 million, prior to the deduction of expenses related to the transaction.

In view of these matters, continuation as a going concern is dependent upon the continued operations of the Company, which in turn is dependent upon the Company's ability to meet its financial requirements, raise additional capital, and the success of its future operations.

Management believes that it will be successful in obtaining sufficient financing to execute its operating plan. However, no assurances can be provided that the Company will secure additional financing or achieve and sustain a profitable level of operations. To the extent that the Company is unsuccessful in its plans, the Company may find it necessary to contemplate the sale of its assets and curtail operations.

2 - RISK AND UNCERTAINTIES

The Company is subject to a number of risks common to emerging companies in the life sciences industry. Principal among these risks are the uncertainties of the drug development process, technological innovations, dependence on key individuals, development of the same or similar technological innovations by the Company's competitors, protection of proprietary technology, compliance with government regulations and approval requirements, uncertainty of market acceptance of products, product liability, and the need to obtain financing necessary to fund future operations.

Enumeral has funded operations since inception through private placement of equity securities, venture debt, and revenues from corporate collaborations and a contract with the National Cancer Institute (NCI). The Company received gross proceeds through completing a $ 3.1 million Series A convertible preferred stock financing during 2011, a $ 2.7 million Series A-1 convertible preferred stock financing during 2012 and a $2.7 million Series A-2 convertible preferred stock financing during 2013.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has a working capital deficiency of $773,794 and an accumulated deficiency of $9,511,237 as of December 31, 2013. Additionally, the Company has incurred negative cash flows from operations and net losses to date. The Company is in the process of completing corporate collaborations to gain market acceptance of its technology and increase revenues. These factors raise a substantial doubt about the Company's ability to continue as a going concern. Without realization of additional capital, it would be unlikely for the Company to continue as a going concern. The financial statements do not include any adjustments that might result from this uncertainty

In view of these matters, continuation as a going concern is dependent upon the continued operations of the Company, which in turn is dependent upon the Company's ability to meet its financial requirements, raise additional capital, and the success of its future operations.

In February 2014, the Company raised $750,000 by issuing convertible promissory notes with a maturity date of July, 2015. In connection with the issuance of the convertible promissory notes, the Company issued warrants with respect to 694,444 underlying shares exercisable into common stock at $0.27 per share with a term of 10 years. In April, 2014 the Company issued 948,823 shares of Series B Convertible Preferred Stock at an issue price of $2.125 per share for proceeds of $1,742,220, net of issuance costs of $274,027. The Company is planning to complete a reverse merger with a public shell company and a private equity offering prior to September 15, 2014 whereby the Company will raise a minimum of $10 million and a maximum of $25 million, including a $10 million over-allotment, if available, all prior to the deduction of expenses related to the transaction. The new capital will be used to fund ongoing operations of the successor company.

Management believes that it will be successful in obtaining sufficient financing to execute its operating plan. However, no assurances can be provided that the Company will secure additional financing or achieve and sustain a profitable level of operations. To the extent that the Company is unsuccessful in its plans, the Company may find it necessary to contemplate the sale of its assets and curtail operations.